Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Forward contracts - asset position	$ 194	$ 352
Interest rate swaps-liability position	(54,244)	(52,117)
Total	(54,050)	(51,765)
Quoted Prices in Active markets for Identical Assets (Level 1) [Member]
Derivatives, Fair Value [Line Items]
Forward contracts - asset position	0	0
Interest rate swaps-liability position	0	0
Total	0	0
Significant Other Observable Inputs (level 2) [Member]
Derivatives, Fair Value [Line Items]
Forward contracts - asset position	194	352
Interest rate swaps-liability position	(54,244)	(52,117)
Total	(54,050)	(51,765)
Unobservable Inputs (Level 3) [Member]
Derivatives, Fair Value [Line Items]
Forward contracts - asset position	0	0
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0